CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues:
Net product sales	$ 27,132	$ 10,033	$ 3,792
Net product sales	us-gaap:ProductMember
Cost of goods sold	$ 14,030	11,734	5,929
Cost of goods sold	us-gaap:ProductMember
Gross profit (loss)	$ 13,102	(1,701)	(2,137)
Research and development expenses	8,957	12,207	11,691
Selling and marketing expenses	46,881	49,291	5,672
General and administrative expenses	13,805	12,625	7,078
Loss from operations	(56,541)	(75,824)	(26,578)
Interest expense	(10,085)	(6,937)	(3,721)
Loss on debt extinguishment		(1,187)
Other income (loss), net	854	1,197	(482)
Net loss	(65,772)	(82,751)	(30,781)
Preferred stock accretion to redemption value			(1,169)
Preferred stock dividends			(1,221)
Net loss attributable to common stock	$ (65,772)	$ (82,751)	$ (33,171)
Weighted average common shares outstanding used to compute net loss per share, basic and diluted	24,751,091	16,052,390	7,581,881
Net loss per share of common stock, basic and diluted	$ (2.66)	$ (5.16)	$ (4.38)